Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Financial Instruments At Amortised Cost Category [Line Items]
Time deposits	$ 46,080	$ 41,066		$ 1,405
Restricted bank deposits	43,034	37,411		$ 1,312
Interest income	2,433	1,861	$ 587
Time Deposits
Financial Instruments At Amortised Cost Category [Line Items]
Time deposits	46,080	41,066
Restricted Bank Deposits
Financial Instruments At Amortised Cost Category [Line Items]
Restricted bank deposits	$ 43,034	$ 37,411